Notes on the Consolidated Statements of Operations and Comprehensive Loss - Reconciliation of outstanding share options (Details) - Spark Networks SE - 2007 Omnibus incentive plan prior merger	2 Months Ended	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price outstanding at January 1 | $ / shares	$ 37.47	$ 10.91	$ 16.88
Weighted Average Exercise Price Expired during the year | $ / shares	83.75	10.09	10.10
Exercise Price Repurchased during the year | $ / shares		14.50	0.00
Weighted average exercise price forfeited during the year | $ / shares	14.50	10.10	35.07
Weighted average exercise price outstanding at December 31 | $ / shares	$ 16.88	$ 11.88	$ 10.91
Number of Options Outstanding at January 1 | shares	236,670	65,050	163,270
Number of share options expired during the year | shares	(72,900)	(42,400)	(55,975)
Number of Options Repurchased during the year | shares		(5,000)	0
Number of share options forfeited during the year | shares	(500)	(250)	(42,245)
Number of Options Outstanding at December 31 | shares	163,270	17,400	65,050